Risk management - Schedule of Financial Instruments Outstanding (Detail) $ in Millions		12 Months Ended
	Jan. 01, 2025 bbl	Dec. 31, 2024 CAD ($) MMcf bbl
Disclosure of detailed information about financial instruments [line items]
Financial Assets, at fair value | $		$ 7.1
January 2025 - March 2025 | AECO Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume | MMcf		14,929
Financial instruments, remaining term, description		January 2025 - March 2025
Financial instruments price | MMcf		3.74
Financial Assets, at fair value | $		$ 2.2
January 2025 - March 2025 | AECO Collar [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume | MMcf		4,976
Financial instruments, remaining term, description		January 2025 - March 2025
Financial Assets, at fair value | $		$ 0.6
January 2025 - March 2025 | AECO Collar [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments price | MMcf		3.43
January 2025 - March 2025 | AECO Collar [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments price | MMcf		4.11
April 2025 - October 2025 | AECO Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume | MMcf		11,374
Financial instruments, remaining term, description		April 2025 - October 2025
Financial instruments price | MMcf		2.24
Financial Assets, at fair value | $		$ 0.9
April 2025 - October 2025 | AECO Collar [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume | MMcf		1,896
Financial instruments, remaining term, description		April 2025 - October 2025
Financial Assets, at fair value | $		$ 0.1
April 2025 - October 2025 | AECO Collar [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments price | MMcf		2.11
April 2025 - October 2025 | AECO Collar [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments price | MMcf		2.64
Oil [member] | WTI Swap [Member] | January 2025
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume		14,250
Financial instruments, remaining term, description		January 2025
Financial instruments price		100.46
Financial Assets, at fair value | $		$ (1.0)
Oil [member] | WTI Swap [Member] | February 2025
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume		7,000
Financial instruments, remaining term, description		February 2025
Financial instruments price		101.49
Financial Assets, at fair value | $		$ (0.1)
Oil [member] | WTI Swap [Member] | February 2025 | Additional Financial Hedges [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	6,071
Financial instruments, remaining term, description	February 2025
Financial instruments price	105.7
Oil [member] | WTI Swap [Member] | March 2025 | Additional Financial Hedges [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	11,250
Financial instruments, remaining term, description	March 2025
Financial instruments price	106.37
Oil [member] | WTI Swap [Member] | April 2025 | Additional Financial Hedges [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	500
Financial instruments, remaining term, description	April 2025
Financial instruments price	102.2
Oil [member] | WCS Differential [Member] | January 2025 - December 2025
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume		6,000
Financial instruments, remaining term, description		January 2025 - December 2025
Financial instruments price		19.3
Financial Assets, at fair value | $		$ 4.4
Oil [member] | WCS Differential [Member] | April 2025 - June 2025 | Additional Financial Hedges [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	2,500
Financial instruments, remaining term, description	April 2025 - June 2025
Financial instruments price	19.6
Oil [member] | MSW Differential [Member] | April 2025 - June 2025 | Additional Financial Hedges [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	1,250
Financial instruments, remaining term, description	April 2025 - June 2025
Financial instruments price	7.99